PURCHASE ADVANCES, NET - Movement of allowance for doubtful accounts (Details) - Third Party [Member]	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Beginning balance	$ 65,916	¥ 452,632	¥ 401,790
Charge to (reversal of) expense	(6,105)	(41,919)	62,556
Less: write-off	(23,622)	(162,212)	(11,714)
Ending balance	$ 36,189	¥ 248,500	¥ 452,632